Basis of presentation and significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of presentation and significant accounting policies
Schedule of components of accounts receivable

(in thousands)	June 30, 2012	December 31, 2011
Oil and natural gas sales	$38,945	$49,434
Joint operations(1)	31,104	24,190
Other	1,783	511

Total, net	$71,832	$74,135

(1)
Accounts receivable for joint operations are presented net of an allowance for doubtful accounts of approximately $0.1 million at each of June 30, 2012 and December 31, 2011.

(in thousands)	2011	2010
Oil and natural gas sales	$49,434	$31,773
Joint operations(1)	24,190	12,031
Other	511	135

Total, net	$74,135	$43,939

(1)
Accounts receivable for joint operations are presented net of an allowance for doubtful accounts of approximately $0.1 million at December 31, 2011 and 2010, respectively.

Schedule of components of other current assets and other current liabilities

(in thousands)	June 30, 2012	December 31, 2011
Lease operating expense payable	$6,663	$5,297
Prepaid drilling liability	1,995	2,378
Production taxes payable	1,591	1,493
Deferred income taxes payable	1,506	—
Current portion of asset retirement obligations	393	506
Other accrued liabilities	3,350	5,245

Total other current liabilities	$15,498	$14,919

Schedule of property and equipment

(in thousands)	June 30, 2012	December 31, 2011
Proved oil and natural gas properties	$2,551,524	$2,083,015
Less accumulated depletion and impairment	993,312	884,533

Proved oil and natural gas properties, net	1,558,212	1,198,482
Unproved properties not being amortized	127,971	117,195
Pipeline and gas gathering assets	63,667	58,136
Less accumulated depreciation	7,900	6,394

Pipeline and gas gathering assets, net	55,767	51,742
Other fixed assets	21,840	16,948
Less accumulated depreciation and amortization	7,385	5,858

Other fixed assets, net	14,455	11,090

Total property and equipment, net	$1,756,405	$1,378,509

Schedule of future amortization expense of deferred loan costs

(in thousands)
Remaining 2012	$2,534
2013	5,107
2014	5,164
2015	5,225
2016	3,969
Thereafter	9,667

Total	$31,666

(in thousands)
2012	$4,240
2013	4,240
2014	4,240
2015	4,240
2016	2,993
Thereafter	3,504

Total	$23,457

Schedule of reconciliation of asset retirement obligations liability

(in thousands)	Six months ended June 30, 2012	Year ended December 31, 2011
Liability at beginning of period	$13,074	$8,278
Liabilities added due to acquisitions, drilling and other	2,270	1,519
Accretion expense	556	616
Liabilities settled upon plugging and abandonment	(24)	(340)
Revision of estimates	—	3,001

Liability at end of period	$15,876	$13,074

(in thousands)	2011	2010
Liability at beginning of year	$8,278	$5,845
Liabilities added due to acquisitions, drilling, and other	1,519	1,291
Liabilities removed due to sale of wells	—	(34)
Accretion expense	616	475
Liabilities settled upon plugging and abandonment	(340)	(1,250)
Revision of estimates	3,001	1,951

Liability at end of year	$13,074	$8,278

Summary of net oil and natural gas sales included in the consolidated statements of operations and summary of amounts included in oil and natural gas sales receivable in the consolidated balance sheets

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Net oil and natural gas sales(1)	$18,350	$18,093	$37,740	$33,533

(in thousands)	June 30, 2012	December 31, 2011
Oil and natural gas sales receivable(1)	$5,504	$6,845
(1)
The Company has a gas gathering and processing arrangement with affiliates of Targa Resources, Inc. ("Targa"). Warburg Pincus IX, a majority stockholder of Laredo Holdings, and other affiliates of Warburg Pincus LLC hold investment interests in Targa. One of Laredo Holdings' directors is on the board of directors of affiliates of Targa.

	For the years ended December 31,
(in thousands)	2011	2010	2009
Net oil and natural gas sales(1)	$79,300	$35,000	$7,288

	At December 31,
(in thousands)	2011	2010
Oil and natural gas sales receivable(1)	$6,845	$4,435
(1)
The Company has a gas gathering and processing arrangement with affiliates of Targa Resources, Inc, ("Targa"). Warburg Pincus IX, a majority equityholder in the Company, and other Warburg Pincus affiliates hold investment interests in Targa. One of Laredo Holdings' directors is on the board of directors of affiliates of Targa.